Income Taxes Effects of Temporary Differences That Comprise Net Deffered Income Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Net operating losses and alternative minimum tax credit	$ 472	$ 217
Pension and other postretirement benefits	30	36
Long term debt	32	61
Other	182	162
Deferred Tax Assets, Gross	716	476
Valuation allowance	(118)	(121)
Net deferred income tax assets	598	355
Deferred income tax liabilities:
Properties, plants and equipment	(1,633)	(1,633)
Investments in unconsolidated affiliates	(3,789)	(2,976)
Trademarks	(273)	(286)
Other	(15)	(50)
Deferred Tax Liabilities, Gross	5,710	4,945
Deferred Tax Liabilities	$ (5,112)	$ (4,590)	$ (4,410)